NET LOSS PER SHARE - Potentially Dilutive Securities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	210,357,429	148,186,294
Share options
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	14,671,161	14,561,421
2025 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	65,250,704	86,583,567
Principal and accrued interest	$ 70,000
2026 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	109,972,857
Principal and accrued interest	$ 128,325
ATW Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	5,921,401
Principal and accrued interest	$ 6,838
Meritz Put Option
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		32,500,000
Public Warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	9,054,522	9,054,522
Sponsor warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	5,486,784	5,486,784
Unvested earn out shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	1,417,544